OPERATING EXPENSES	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
OPERATING EXPENSES

5.	OPERATING EXPENSES
Voyage expenses and commissions

(in thousands of $)	2025	2024	2023
Bunkers	487,790	529,585	390,658
Port expenses	153,383	137,440	149,451
Commissions	67,165	72,699	62,764
Other voyage related expenses	45,406	33,710	15,722
	753,744	773,434	618,595

For vessels operated in the spot market, voyage expenses are paid by the shipowner while voyage expenses for vessels under a time charter contract are paid by the charterer. No inventory write-downs were recognized as an expense in the years ended December 31, 2025, 2024 and 2023.

Port costs vary depending on the number of spot voyages performed, number and type of ports. Other voyage expenses primarily relate to emission compliance costs and other miscellaneous expenses.

Ship operating expenses

(in thousands of $)	2025	2024	2023
Crew costs	125,005	125,602	99,809
Technical management expenses	95,937	88,433	62,207
Insurances	17,908	18,208	14,517
	238,850	232,243	176,533

Ship operating expenses are the direct costs associated with running a vessel and include crew costs, vessel supplies, repairs and maintenance, lubricating oils and insurances. The technical management of our vessels is provided by third-party ship management companies.

Administrative expenses

(in thousands of $)	2025	2024	2023
Total compensation to employees and directors	31,514	17,892	29,894
Office and administrative expenses	14,912	14,183	15,573
Audit, legal and consultancy	4,941	4,011	8,061
	51,367	36,086	53,528

Total compensation to employees and directors:

(in thousands of $)	2025	2024	2023
Wages and salaries	17,537	15,659	14,838
Stock option expense	9,869	(1,422)	11,247
Social security costs	2,032	1,711	2,001
Pension costs	1,136	1,054	1,040
Directors fees	520	511	511
Other staff related costs	420	379	257
	31,514	17,892	29,894

The average number of employees employed by the Company and its subsidiaries in the year ended December 31, 2025 was 85 (2024: 87, 2023: 83).